RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 2 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) MMcf MMBbls	Dec. 31, 2015 USD ($) MMcf MMBbls
Derivative [Line Items]
Notional Amount Of Cash Flow Hedge Instruments Settled | $		$ 500.0
Designated as Hedging Instrument [Member] | Sold [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 0.0	0.0
Designated as Hedging Instrument [Member] | Purchased [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 2,150.0	$ 400.0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	(38,400)	(27,100)
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Options [Member]
Derivative [Line Items]
Notional amount	0	0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	0	0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Options [Member]
Derivative [Line Items]
Notional amount	49,500	0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Sold [Member] | Futures, forwards and swaps
Derivative [Line Items]
Notional amount | MMBbls	(3.6)	(2.3)
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Purchased [Member] | Futures, forwards and swaps
Derivative [Line Items]
Notional amount | MMBbls	0.0	0.0
Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	(38,400)	(27,100)
Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	0	0
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	0	0
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	400	0
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Sold [Member] | Futures, forwards and swaps
Derivative [Line Items]
Notional amount | MMBbls	(0.7)	(0.6)
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Purchased [Member] | Futures, forwards and swaps
Derivative [Line Items]
Notional amount | MMBbls	0.5	0.6
Not Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	0	0
Not Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps
Derivative [Line Items]
Notional amount	400	0
LIBOR Based Interest Payments [Member] | Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 1,000.0
Forecasted Debt Issuances [Member] | Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	1,200.0	$ 400.0
Derivative, Notional Amount, New Contracts | $	$ 750.0